Related party transactions - Key Management Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related Party [Abstract]
Maximum obligation, notice period	12 months
Maximum obligation, notice period per each year	1 month
Number of years due to change in control	2 years
Payment equivalent period	24 months
Salaries and employee benefits	$ 2,869	$ 3,420
Post-employment retirement benefits	49	52
Termination benefits	12	516
Share-based compensation (note 20)	1,353	1,749
Key management personnel compensation	$ 4,283	$ 5,737